TAXES IN INSTALLMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Taxes In Installments
Schedule of taxes in installments

		Consolidated
	12/31/2022	12/31/2021
Federal REFIS Law 11.941/09	17,585	18,499
Federal REFIS Law 12.865/13	39,522	43,352
Other taxes in installments	407,720	142,568
	464,827	204,419

Classified:
Current	280,721	51,999
Non-current	184,106	152,420
	464,827	204,419